Intangible assets and goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 747,600
Intangible assets and goodwill at end of period	694,995	$ 747,600
Development cost and software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	39,844
Intangible assets and goodwill at end of period	58,133	39,844
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,132
Intangible assets and goodwill at end of period	2,039	3,132
Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	357,570
Intangible assets and goodwill at end of period	325,413	357,570
Distributor commission buyouts
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	2,538	0
Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	347,054
Intangible assets and goodwill at end of period	306,872	347,054
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,126,768	969,820
Acquisitions through business combinations	(1,359)	172,472
Effect of movements in exchange rates	(10,816)	(15,524)
Intangible assets and goodwill at end of period	1,114,593	1,126,768
Cost | Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	982,531	674,772
Acquisitions	37,175	25,312
Acquisitions through business combinations	0	272,048
Settlement of advances to a third party	12,967	23,687
Transfer	0
Disposal	(36)
Fully amortized assets	125,234
Effect of movements in exchange rates	(11,262)	(13,288)
Intangible assets and goodwill at end of period	896,141	982,531
Cost | Development cost and software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	73,154	48,115
Acquisitions	34,405	25,217
Acquisitions through business combinations	0	0
Settlement of advances to a third party	0	0
Transfer	(137)
Disposal	(36)
Fully amortized assets	0
Effect of movements in exchange rates	(1,221)	(178)
Intangible assets and goodwill at end of period	106,165	73,154
Cost | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	11,935	9,323
Acquisitions	0	0
Acquisitions through business combinations	0	2,618
Settlement of advances to a third party	0	0
Transfer	0
Disposal	0
Fully amortized assets	7,109
Effect of movements in exchange rates	0	(6)
Intangible assets and goodwill at end of period	4,826	11,935
Cost | Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	402,332	260,002
Acquisitions	173	95
Acquisitions through business combinations	0	147,198
Settlement of advances to a third party	0	0
Transfer	0
Disposal	0
Fully amortized assets	3,344
Effect of movements in exchange rates	(3,478)	(4,963)
Intangible assets and goodwill at end of period	395,683	402,332
Cost | Distributor commission buyouts
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Acquisitions	2,597	0
Acquisitions through business combinations	0	0
Settlement of advances to a third party	0	0
Transfer	0
Disposal	0
Fully amortized assets	0
Effect of movements in exchange rates	(59)	0
Intangible assets and goodwill at end of period	2,538	0
Cost | Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	495,110	357,332
Acquisitions	0	0
Acquisitions through business combinations	0	122,232
Settlement of advances to a third party	12,967	23,687
Transfer	137
Disposal	0
Fully amortized assets	114,781
Effect of movements in exchange rates	(6,504)	(8,141)
Intangible assets and goodwill at end of period	386,929	495,110
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,126,768	969,820
Acquisitions through business combinations	(1,359)	172,472
Settlement of advances to a third party	0	0
Transfer	0
Disposal	0
Fully amortized assets	0
Effect of movements in exchange rates	(10,816)	(15,524)
Intangible assets and goodwill at end of period	1,114,593	1,126,768
Accumulated depreciation | Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(234,931)	(150,540)
Disposal	7
Fully amortized assets	(125,234)
Amortization	93,009	85,017
Effect of movements in exchange rates	1,553	626
Intangible assets and goodwill at end of period	(201,146)	(234,931)
Accumulated depreciation | Development cost and software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(33,310)	(21,334)
Disposal	7
Fully amortized assets	0
Amortization	15,584	11,976
Effect of movements in exchange rates	855	0
Intangible assets and goodwill at end of period	(48,032)	(33,310)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(8,803)	(7,746)
Disposal	0
Fully amortized assets	(7,109)
Amortization	1,093	1,057
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	(2,787)	(8,803)
Accumulated depreciation | Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(44,762)	(22,444)
Disposal	0
Fully amortized assets	(3,344)
Amortization	29,118	22,589
Effect of movements in exchange rates	266	271
Intangible assets and goodwill at end of period	(70,270)	(44,762)
Accumulated depreciation | Distributor commission buyouts
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Disposal	0
Fully amortized assets	0
Amortization	0	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated depreciation | Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(148,056)	(99,016)
Disposal	0
Fully amortized assets	(114,781)
Amortization	47,214	49,395
Effect of movements in exchange rates	432	355
Intangible assets and goodwill at end of period	(80,057)	(148,056)
Accumulated depreciation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Disposal	0
Fully amortized assets	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	$ 0	$ 0